Loans and Debentures (Debentures) (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2021 ILS (₪)	Sep. 30, 2021 USD ($)	Oct. 31, 2020 ILS (₪)	Oct. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Apr. 30, 2020 ILS (₪)	Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Equity					$ 2,070,224	$ 2,295,918	$ 2,280,286		$ 1,276,008
Payments for debt issue costs					19,508	2,845	4,991
Proceeds from issuance of debentures					0	0	$ 262,750
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Redemption amount of debentures					$ 8,451	5,972
Payments for debt issue costs						$ 0
Minimum [Member] | In Shekels [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.50%
Maximum [Member] | In Shekels [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.75%
Series B debentures [Member]
Disclosure of detailed information about borrowings [line items]
Face amount											₪ 400	$ 113,000
Series B debentures [Member] | Opc Member
Disclosure of detailed information about borrowings [line items]
Face amount										$ 162,000
Borrowings, interest rate											2.75%	2.75%
Payments for debt issue costs				$ 2,000
Debentures amount												$ 111,000
Proceeds from issuance of debentures				$ 171,000
Series B debentures [Member] | Opc Member | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪			₪ 556
Payments for debt issue costs | ₪			7
Proceeds from issuance of debentures | ₪			₪ 584
Series C Debentures [Member] | Opc Member
Disclosure of detailed information about borrowings [line items]
Face amount								$ 266,000
Borrowings, interest rate	2.50%							2.50%
Payments for debt issue costs		$ 3,000
Series C Debentures [Member] | Opc Member | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪	₪ 851
Payments for debt issue costs | ₪	₪ 9